TRANSACTIONS WITH PARTIES-IN-INTEREST	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Related Party and Party-in-Interest Transactions [Line Items]
TRANSACTIONS WITH PARTIES-IN-INTEREST	TRANSACTIONS WITH PARTIES-IN-INTEREST
Related party transactions during the year included investments in Valvoline Inc. common stock and loans made to participants presented in Notes receivable from participants on the Statement of Net Assets Available for Benefits. The Plan held 1,418,026 and 1,614,642 shares of Valvoline Inc. common stock as of December 31, 2025 and 2024, respectively, which had a respective fair value of $41,207,836 and $58,417,747.

Certain investments of the Plan were held in investment funds managed by Fidelity Management Trust Company (“Fidelity”), who also acts as the trustee and recordkeeper of the Plan. Fees of $369,444 were paid by the Plan to Fidelity in 2025 for investment management.
Certain investments of the Plan were held in investment funds managed by Aon Investments USA, Inc. ("Aon"), who acts as the investment advisor to the Plan. Fees of $292,470 were paid by the Plan to Aon for investment advice in 2025.

The Company also provides certain administrative and accounting services to the Plan for which it is not compensated.

None of these related party transactions are prohibited transactions as defined under ERISA.